COMBINED AND CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - $ / shares	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Statement of Stockholders' Equity [Abstract]
Common dividends, per share (in dollars per share)	$ 0.1599	$ 0.1599